Intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 1,086,516	$ 1,086,516
GDC licensing agreement [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 1,086,516	$ 1,086,516